Trade and other payables - Development and sales milestones payable (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Maximum future milestones	$ 1,751	$ 2,137	$ 2,222	$ 2,865
BMS's share of Global Diabetes Alliance
Trade and other payables
Maximum future milestones	1,309	$ 1,945	$ 2,124
Maximum | Spirogen
Trade and other payables
Maximum future milestones	171
Maximum | Amplimmune, Inc
Trade and other payables
Maximum future milestones	150
Maximum | Almirall
Trade and other payables
Maximum future milestones	345
Maximum | Neogene
Trade and other payables
Maximum future milestones	110
Maximum | Fusion
Trade and other payables
Maximum future milestones	304
Maximum | Gracell
Trade and other payables
Maximum future milestones	$ 149